PROPERTY AND EQUIPMENT - NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Archival imagery
PROPERTY AND EQUIPMENT - NET
Property and Equipment with Indefinite life	$ 10.0	$ 10.3